Note 4 - Significant Accounting Policies - Impairment Loss and Allocation to Various Assets (Details) - Sion CGU [member] € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Statement Line Items [Line Items]
Assets before impairment	€ 54,442
Impairment allocation	(41,182)
Assets after impairment	13,260
Intangible assets other than goodwill [member]
Statement Line Items [Line Items]
Assets before impairment	170
Impairment allocation	(170)
Assets after impairment	0
Equipment and hardware [member]
Statement Line Items [Line Items]
Assets before impairment	791
Impairment allocation	(791)
Assets after impairment	0
Construction in progress [member]
Statement Line Items [Line Items]
Assets before impairment	38,473
Impairment allocation	(38,473)
Assets after impairment	0
Prepayments to contract manufacturer for property, plant and equipment [member]
Statement Line Items [Line Items]
Assets before impairment	9,241
Impairment allocation	0
Assets after impairment	9,241
Right-of-use assets [member]
Statement Line Items [Line Items]
Assets before impairment	1,748
Impairment allocation	(1,748)
Assets after impairment	0
Prepayments to contract manufacturer for development services [member]
Statement Line Items [Line Items]
Assets before impairment	4,019
Impairment allocation	0
Assets after impairment	€ 4,019